SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Reportable Segments Based On Net Operating Income
The tables below present information by segment presented to the CODM and reconciliations to the Company’s consolidated amounts.
The Company evaluates the performance of its reportable segments based on net operating income. Segment net operating income consists of segment investment property rental revenue less segment investment property operating expense.

	Years ended December 31,
	2025	2024	2023
Revenue:
Costa Rica	$24,137,597	$23,953,313	$22,029,141
Colombia	9,990,095	8,701,738	8,038,441
Peru	14,317,465	10,926,297	9,260,197
Mexico	666,568	—	—
Unallocated revenue	1,018,902	281,024	108,564
Total	$50,130,627	$43,862,372	$39,436,343

Investment property operating expense:
Costa Rica	$(3,530,451)	$(3,196,940)	$(2,677,460)
Colombia	(1,432,212)	(1,113,871)	(989,404)
Peru	(3,145,207)	(2,663,723)	(1,476,086)
Mexico	(39,948)	—	—
Total	$(8,147,818)	$(6,974,534)	$(5,142,950)

Net operating income
Costa Rica	$20,607,146	$20,756,373	$19,351,681
Colombia	8,557,883	7,587,867	7,049,037
Peru	11,172,258	8,262,574	7,784,111
Mexico	626,620	—	—
Total	$40,963,907	$36,606,814	$34,184,829

General and administrative:
Costa Rica	$(3,282,461)	$(3,540,745)	$(2,945,824)
Colombia	(1,891,468)	(1,242,962)	(1,182,837)
Peru	(1,433,339)	(1,270,330)	(1,745,286)
Mexico	(369,473)	—	—
Corporate	(9,755,927)	(9,572,020)	(2,634,915)
Total	$(16,732,668)	$(15,626,057)	$(8,508,862)

Financing costs
Costa Rica	$(10,209,053)	$(11,148,253)	$(17,611,113)
Colombia	(5,388,754)	(6,550,448)	(8,068,416)
Peru	(5,246,470)	(4,934,412)	(5,431,535)
Mexico	—	—	—
Corporate	—	(8,915)	—
Total	$(20,844,277)	$(22,642,028)	$(31,111,064)

Schedule of Reconciles Segment Net Operating Income To Profit Before Taxes
The following table reconciles segment net operating income to profit (loss) before taxes for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Net operating income	$40,963,907	$36,606,814	$34,184,829
Unallocated revenue	1,018,902	281,024	108,564
General and administrative	(16,732,668)	(15,626,057)	(8,508,862)
Listing expense	—	(44,469,613)	—
Investment property valuation gain	20,649,485	32,347,462	20,151,026
Interest income from affiliates	—	302,808	664,219
Financing costs	(20,844,277)	(22,642,028)	(31,111,064)
Net foreign currency gain (loss)	519,774	(104,129)	284,706
Gain on sale of investment properties	—	—	1,165,170
Gain on disposition of asset held for sale	—	—	1,022,853
Other income	1,112,439	12,616,888	307,822
Other expenses	(937,719)	(9,177,160)	(6,132,636)
Profit (loss) before taxes	$25,749,843	$(9,863,991)	$12,136,627

Schedule of Total Assets And Liabilities By Reportable Operating Segment	The following table summarizes the Company’s total assets and liabilities by reportable segment as of December 31, 2025 and 2024:

	2025	2024
Segment investment properties
Costa Rica	$263,201,125	$260,094,960
Colombia	175,021,487	132,917,203
Peru	191,033,572	161,506,701
Mexico	20,569,000	—
Total	$649,825,184	$554,518,864

Reconciling items:
Cash and cash equivalents	$27,323,468	$28,827,347
Lease and other receivables, net	4,142,217	2,641,772
Receivables from the sale of investment properties - short term	—	3,589,137
Prepaid construction costs	125,061	165,836
Prepaid income taxes	1,196,382	2,008,553
Other current assets	6,709,555	2,769,109
Tenant notes receivable - long term, net	1,370,812	1,748,616
Restricted cash equivalents	6,703,299	5,835,117
Property and equipment, net	355,265	313,202
Deferred tax asset	179,509	241,967
Other non-current assets	2,842,514	4,360,058
Total assets	$700,773,266	$607,019,578

Segment debt
Costa Rica	$166,548,503	$171,041,464
Colombia	51,743,684	38,430,114
Peru	77,042,722	56,414,221
Mexico	—	—
Total	$295,334,909	$265,885,799

Reconciling items:
Accounts payable and accrued expenses	$11,694,817	$8,356,915
Income tax payable	7,101,476	2,764,352
Retainage payable	2,598,043	1,500,729
Security deposits - current portion	112,624	167,005
Lease liability - current portion	131,641	458,081
Other current liabilities	90,785	640,933
Deferred tax liability	42,804,138	40,141,510
Security deposits	3,004,501	2,440,371
Lease liability	13,153,846	12,972,016
Other non-current liabilities	178,196	890,449
Total liabilities	$376,204,976	$336,218,160

Schedule of Geographic Area Information

	2025	2024
Long-lived assets
Costa Rica	$263,571,970	$260,354,878
Colombia	175,155,983	133,013,547
Peru	191,094,115	161,573,800
Mexico	20,569,000	—
Total	$650,391,068	$554,942,225